Expenses by Nature	6 Months Ended
Jun. 30, 2024
Expenses by Nature [Abstract]
Expenses by nature

23. Expenses by nature

	Six months ended June 30, 2024	Six months ended June 30, 2023
Employee benefit	$4,812,094	$7,829,288
Outsourcing charges	661,848	845,980
Professional services expenses	2,733,375	3,303,809
Change in inventory of finished goods	86,273	11,781
Expected credit loss	364,640	-
Insurance expenses	569,087	913,813
Amortization expenses on intangible assets	442,242	406,573
Depreciation expenses on property, plant and equipment	259,809	313,574
Depreciation expenses on right-of-use asset	15,937	8,328
Others	905,508	933,290
	$11,193,690	$14,566,436